Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Commitments And Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 615,000	¥ 801,000
Carrying amounts of derivatives that are deemed to guarantees	583,000	765,000
Allowance for credit losses on off-balance-sheet instruments	27,080	9,585	¥ 6,581
Other Liabilities
Commitments And Contingencies Disclosure [Line Items]
Allowance for credit losses on off-balance-sheet instruments	¥ 115,000	¥ 88,000